17. INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Intangible Assets
Schedule of indefinite life intangible assets

The indefinite life intangible assets are summarized below.

	Orbital slots	Trade name	Intellectual property	Total indefinite life intangibles
Cost as at January 1, 2016	$610,611	$17,000	$—	$627,611
Additions	—	—	13,161	13,161
Disposals/retirements	—	—	—	—
Impact of foreign exchange	(1,214)	—	—	(1,214)
Cost as at December 31, 2016 and January 1, 2017	609,397	17,000	13,161	639,558
Additions	—	—	12,577	12,577
Disposals/retirements	—	—	—	—
Impact of foreign exchange	(2,654)	—	—	(2,654)
Cost as at December 31, 2017	$606,743	$17,000	$25,738	$649,481
Accumulated impairment as at January 1, 2016	$(1,100)	$—	$—	$(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2016 and January 1, 2017	(1,100)	—	—	(1,100)
Impairment	—	—	—	—
Accumulated impairment as at December 31, 2017	$(1,100)	$—	$—	$(1,100)
Net carrying values
As at December 31, 2016	$608,297	$17,000	$13,161	$638,458
As at December 31, 2017	$605,643	$17,000	$25,738	$648,381

Schedule of finite life intangible assets

The finite life intangible assets are summarized below.

	Revenue backlog	Customer relationships	Customer contracts	Transponder rights	Concession rights	Other	Total finite life intangibles
Cost as at January 1, 2016	$245,989	$198,807	$23,142	$16,718	$1,154	$59	$485,869
Additions	—	—	—	—	31,479	—	31,479
Disposals/retirements	(9,974)	—	—	—	—	—	(9,974)
Impact of foreign exchange	(119)	(155)	—	—	5,942	—	5,668
Cost as at December 31, 2016 and January 1, 2017	235,896	198,652	23,142	16,718	38,575	59	513,042
Additions	—	—	—	—	155	—	155
Disposals/retirements	—	(1)	—	—	—	—	(1)
Impact of foreign exchange	(261)	(337)	—	—	(3,140)	—	(3,738)
Cost as at December 31, 2017	$235,635	$198,314	$23,142	$16,718	$35,590	$59	$509,458
Accumulated amortization and impairment as at January 1, 2016	$(190,346)	$(97,422)	$(3,615)	$(9,093)	$(480)	$(27)	$(300,983)
Amortization	(10,647)	(11,437)	(2,720)	(924)	(1,959)	(3)	(27,690)
Disposals/retirements	9,974	—	—	—	—	—	9,974
Impact of foreign exchange	102	9	—	—	(400)	—	(289)
Accumulated amortization and impairment as at December 31, 2016 and January 1, 2017	(190,917)	(108,850)	(6,335)	(10,017)	(2,839)	(30)	(318,988)
Amortization	(8,749)	(11,434)	(2,890)	(925)	(2,329)	(3)	(26,330)
Disposals/retirements	—	1	—	—	—	—	1
Impact of foreign exchange	243	141	—	—	89	—	473
Accumulated amortization and impairment as at December 31, 2017	$(199,423)	$(120,142)	$(9,225)	$(10,942)	$(5,079)	$(33)	$(344,844)
Net carrying values
As at December 31, 2016	$44,979	$89,802	$16,807	$6,701	$35,736	$29	$194,054
As at December 31, 2017	$36,212	$78,172	$13,917	$5,776	$30,511	$26	$164,614

Schedule of indefinite and finite life intangible assets

The total combined indefinite and finite life intangible assets are summarized below.

	As at December 31, 2017			As at December 31, 2016
	Cost	Accumulated amortization and impairment	Net carrying value	Cost	Accumulated amortization and impairment	Net carrying value
Indefinite life intangibles	$649,481	$(1,100)	$648,381	$639,558	$(1,100)	$638,458
Finite life intangibles	509,458	(344,844)	164,614	513,042	(318,988)	194,054
Total intangibles	$1,158,939	$(345,944)	$812,995	$1,152,600	$(320,088)	$832,512

Schedule of remaining useful lives of intangible assets

The following are the remaining useful lives of the intangible assets:

Years
Revenue backlog	2 to 7
Customer relationships	1 to 11
Customer contracts	3 to 9
Transponder rights	7
Concession rights	1 to 13
Patent	8

Schedule of recoverable amount, for indefinite life intangible assets valued using income approach

The recoverable amount, for indefinite life intangible assets valued using the income approach, which is equal to the fair value less costs of disposal, was calculated using the following assumptions:

	2017	2016	2015
Discount rate	10.00%	10.25% to 10.75%	10.00%